UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      December 31, 2012

Check here if Amendment [ ];       Amendment Number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:   	ASA Gold and Precious Metals Limited
Address:	400 S. El Camino Real, Suite 710,
         	San Mateo, CA 94402-1708


Form 13F File Number: 28-11034

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Rodney D. Yee
Title:  Chief Operating Officer, Chief Financial Officer & Treasurer
Phone:  650-376-3135


Signature, Place, and Date of Signing:

/s/ RODNEY YEE			SAN MATEO, CA			JANUARY 31, 2013
----------------------------  -----------------------------  -------------------
        [Signature]                 [City, State]                   [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:       	0

Form 13F Information Table Entry Total: 	16

Form 13F Information Table Value Total: 	$313,844 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


   COLUMN 1                COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7            COLUMN 8
   --------                --------    --------   --------        --------          --------    --------            --------
                           TITLE                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER             OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
Agnico-Eagle
  Mines Ltd           COM           008474108   25,144     479,300   SH           Sole                     479,300

Barrick Gold
  Corp                COM           067901108   43,763   1,250,000   SH           Sole                   1,250,000

Compania de Minas     Sponsored
  Buenaventura        ADR           204448104   32,679     909,000   SH           Sole                     909,000

Eldorado Gold
  Corp.               COM           284902103    8,372     650,000   SH           Sole                     650,000

ETFS Palladium
  Trust               Sh Ben Int    26923A106    2,769      40,000   SH           Sole                      40,000

ETFS Platinum
  Trust               SH Ben Int    26922V101    1,514      10,000   SH           Sole                      10,000

Freeport-McMoran
  Copper & Gold	      COM           35671D857   16,245     475,000   SH           Sole                     475,000

Franco-Nevada
  Corp.               COM           351858105   12,876     225,000   SH           Sole                     225,000

Goldcorp Inc. New     COM           380956409   43,394   1,182,400   SH           Sole                   1,182,400

IAMGOLD Corp          COM           450913108    6,882     600,000   SH           Sole                     600,000

Kinross Gold          COM
  Corp                		    496902404   12,879   1,325,000   SH           Sole                   1,325,000

Newmont Mining
  Corp                COM           651639106   28,810     620,368   SH           Sole                     620,368

NovaCopper
  Inc.		      COM	    66988K102  	   373     205,861   SH		  Sole			   205,861

Randgold              ADR           752344309   44,136     444,700   SH           Sole                     444,700
  Res Ltd

Royal Gold Inc.       COM           780287108   17,075     210,000   SH           Sole                     210,000

Tahoe Resources
  Inc.		      COM	    873868103	16,934	   923,200   SH		  SOle			   923,200





